SEGMENT REPORTING	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
SEGMENT REPORTING

24.  SEGMENT REPORTING

As of December 31, 2016, the operations of the Company are organized into two segments, consisting of the hosting and related services and managed network services. The Company derives the results of the segments directly from its internal management reporting system. The CODM measures the performance of each segment based on metrics of revenue and earnings from operations and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. After disposal of WiFire Entities and Aipu Group in September 2017 (Note 4), the Company had only one reporting segment as of December 31, 2017, 2018 and 2019.

Because substantially all of the Company’s long-lived assets and revenues are located in and derived from the PRC, geographical segments are not presented.

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Hosting and related services
Revenues	2,975,178	3,401,037	3,788,967	544,251
Cost	(2,130,279)	(2,456,166)	(2,849,518)	(409,308)
Gross profit	844,899	944,871	939,449	134,943
Operating income (expenses)
Operating income	5,439	5,027	6,862	986
Sales and marketing expenses	(171,761)	(172,176)	(206,309)	(29,634)
Research and development expenses	(97,597)	(92,109)	(88,792)	(12,754)
General and administrative expenses	(417,154)	(462,637)	(415,277)	(59,651)
(Allowance) reversal for doubtful debt	(6,257)	598	(1,557)	(224)
Impairment of receivables from equity investees	—	—	(52,142)	(7,490)
Changes in the fair value of contingent purchase consideration payables	(937)	13,905	—	—
Operating profit	156,632	237,479	182,234	26,176
Managed network services
Revenues	417,527	—	—	—
Cost	(504,016)	—	—	—
Gross loss	(86,489)	—	—	—
Operating expenses			—	—
Sales and marketing expenses	(84,921)	—	—	—
Research and development expenses	(51,546)	—	—	—
General and administrative expenses	(102,796)	—	—	—
Allowance for doubtful debt	(31,170)	—	—	—
Impairment of goodwill	(766,440)	—	—	—
Impairment of long-lived assets	(401,808)	—	—	—
Operating loss	(1,525,170)	—	—	—
Group consolidated revenue	3,392,705	3,401,037	3,788,967	544,251
Group consolidated operating (loss) profit	(1,368,538)	237,479	182,234	26,176